LEASE (Tables)	12 Months Ended
Sep. 30, 2025
LEASE
Schedule of weighted average remaining lease term and discount rate

	As of	As of
	September 30,	September 30,
	2025	2024
Operating Lease Assets:
Operating Lease right of use asset	$315,959	$—
Total operating lease assets	315,959	—
Operating lease obligations:
Current operating lease liabilities	240,943	—
Non-current operating lease liabilities	79,311	—
Total Lease liabilities	$320,254	$—

Remaining Lease Term Operating Lease	1.34 years	—
Discount rate	3.00%	—%

Schedule of lease liability maturities

Operating,
lease
2026	246,666
2027	79,692
Total minimum lease payments	$326,358
Less: Imputed interest	(6,104)
Total	$320,254